GEOGRAPHIC AND RELATED INFORMATION - Revenues and Identifiable Assets by Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services	$ 79,678	$ 87,662	$ 386,820	$ 245,268
Identifiable Assets			86,949	67,984
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			107,515	29,335
Identifiable Assets			68,118	41,929
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			20,289	73,863
Identifiable Assets			5,722	7,919
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			127,804	103,198
Identifiable Assets			73,840	49,848
Peru
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			117,829	44,637
Identifiable Assets			3,448	1,581
Colombia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			68,415	60,159
Identifiable Assets			7,877	13,101
Bolivia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			60,080	7,016
Identifiable Assets			558	1,127
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			11,942	210
Identifiable Assets			134	40
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			258,266	112,022
Identifiable Assets			12,017	15,849
Southeast Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			750	30,048
Identifiable Assets			1,092	2,287
Excluding United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Services			279,305	215,933
Identifiable Assets			$ 18,831	$ 26,055